Pension and Postretirement Benefits other than Pensions	3 Months Ended
Mar. 31, 2013
Pension and Postretirement Benefits other than Pensions

6. Pension and Postretirement Benefits other than Pensions

The following tables disclose the amount of net periodic benefit cost for the three months ended March 31, 2012 and 2013 for the Company’s defined benefit plans and other postretirement benefit plans:

	Pension Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$287	$803	$305	$888
Interest cost	3,476	1,972	3,052	1,710
Expected return on plan assets	(3,868)	(1,003)	(4,342)	(949)
Amortization of prior service cost and recognized actuarial loss	124	95	344	330

Net periodic benefit cost (gain)	$19	$1,867	$(641)	$1,979

	Other Postretirement Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$136	$192	$147	$168
Interest cost	449	210	407	188
Amortization of prior service cost (credit) and recognized actuarial (gain) loss	(444)	34	(281)	(36)
Other	19	—	6	—
Curtailment gain	(1,539)	—	—	—

Net periodic benefit cost (gain)	$(1,379)	$436	$279	$320

The curtailment gain for the three months ended March 31, 2012 in the table above resulted from the closure of a U.S. facility and was recorded as a reduction to restructuring expense.